                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND
                    SUPPLEMENT DATED AUGUST 14, 2008 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED APRIL 30, 2008
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                              DATED APRIL 30, 2008

     The Prospectuses are hereby supplemented as follows:

     (1) The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Taxable Fixed Income team. The Taxable Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Scott F. Richard, a Managing Director of the Adviser, and Sheila Huang, an Executive Director of the Adviser.

     Mr. Richard has been associated with the Adviser in an investment management capacity since 1992 and began managing the Fund in 2003. Ms. Huang has been associated with the Adviser in an investment management capacity since August 2008 and began managing the Fund in August 2008. Prior to August 2008, Ms. Huang was a Director and portfolio manager at Highland Capital from January 2007 to August 2008. From April 2004 to January 2007, Ms. Huang was a portfolio manager with Credit Suisse.

     Ms. Huang is the lead manager of the Fund. Each member is responsible for specific sectors. All team members are responsible for the execution of the overall strategy of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    USGFSPT 8/08
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                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND

                        SUPPLEMENT DATED AUGUST 14, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED APRIL 30, 2008,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the first two paragraphs are hereby deleted in their entirety and replaced with the following:

     As of June 30, 2008, Scott F. Richard managed 11 registered investment companies with a total of approximately $7.3 billion in assets; one pooled investment vehicle other than a registered investment company with a total of approximately $104.7 million in assets; and two other accounts with a total of approximately $450.3 million in assets.

     As of August 12, 2008, Sheila Huang managed four registered investment companies with a total of approximately $3.2 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

     (2) In the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," the first paragraph is hereby deleted in its entirety and replaced with the following:

     As of June 30, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

          Scott F. Richard -- None.

     As of August 12, 2008, the dollar range of securities beneficially owned by the portfolio manager in the Fund is shown below:

          Sheila Huang -- None.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 USGFSPTSAI 8/08